CORPORATE INFORMATION (Details)	Dec. 31, 2023
Series A | Chadwick Claro And Garces Silva And Said Handal and Said Somava Families [Member]
Disclosure of transactions between related parties [line items]
Ownership percentage with voting right	53.58%